RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2022
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER
ACCOUNTING POLICY
We define restructuring costs as employee costs associated with the targeted restructuring of our employee base, or other costs associated with significant changes in either the scope of business activities or the manner in which business is conducted. Acquisition and integration costs are directly attributable to investigating or completing an acquisition or to integrating an acquired business. Other costs are costs that, in management's judgment about their nature, should be segregated from ongoing operating expenses.
JUDGMENTS
We make significant judgments in determining the appropriate classification of costs to be included in "restructuring, acquisition and other".

RESTRUCTURING, ACQUISITION AND OTHER COSTS

		Years ended December 31
(In millions of dollars)	Note	2022	2021

Restructuring and other		118	187
Shaw acquisition-related costs	30	192	137

Total restructuring, acquisition and other		310	324

The acquisition costs in 2022 and 2021 primarily consisted of incremental costs supporting acquisition and integration activities related to the Shaw Transaction. The restructuring and other costs in 2022 were primarily severance costs associated with the targeted restructuring of our employee base. In 2021, the restructuring and other costs primarily consisted of severance costs associated with the targeted restructuring of our employee base, certain contract termination costs, incremental, temporary costs incurred in response to COVID-19, and other costs.